Management Report - Risk and Capital Performance - Reconciliation of Shareholders Equity to Regulatory Capital (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Shareholders Equity to Regulatory Capital
Total shareholders equity per accounting balance sheet		€ 63,174	€ 59,833
Deconsolidation Consolidation of entities		(58)	(123)
thereof [Abstract]
Additional paid-in capital		(6)	(6)
Retained earnings		(228)	(276)
Accumulated other comprehensive income (loss), net of tax		176	159
Total shareholders' equity per regulatory balance sheet		63,116	59,710
Noncontrolling interest based on transitional rules		33	79
Accrual for dividend and AT1 coupons	[1]	0	(621)
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period		(35)	(63)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		63,114	59,104
Additional value adjustments		(1,204)	(1,398)
Other prudential filters (other than additional value adjustments)		(74)	(428)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR		(144)	(380)
Goodwill and other intangible assets (net of related tax liabilities)		(6,715)	(5,062)
Deferred tax assets that rely on future profitability		(2,403)	(2,666)
Defined benefit pension fund assets		(900)	(567)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities		0	0
Other regulatory adjustments		(866)	(820)
Common Equity Tier 1 capital		€ 50,808	€ 47,782

[1]	As we do not include an interim profit in our CET 1 capital as a consequence of the negative net income in the financial year 2017, neither AT1 coupon nor shareholder dividends are accrued in CET 1 capital in accordance with Art 26 (2) CRR